Document and Entity Information	Dec. 31, 2015
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Jun. 30, 2016
Document Effective Date	Jun. 30, 2016
Prospectus Date	Apr. 29, 2016